Prepayments, Other Receivables and Other Assets, Net (Details) - Schedule of Prepayments, Other Receivables and Other Assets, Net - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Prepayments	¥ 2,604	¥ 85
Deposits	17,844	110,127
Other receivables	1,642	24
Total	22,090	110,236
Current
Prepayments	13,881	27,628
Deposits	735	116
Other receivables	9,474	7,587
Total current asset	24,090	35,331
Less: provision	(2,978)	(20)
Total	¥ 21,112	¥ 35,311